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NATIONWIDE LIFE INSURANCE COMPANY                             [NATIONWIDE LOGO]
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220

May 6, 1997

VIA EDGAR

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide Variable Account of
                  Nationwide Life Insurance Company
                  Post-Effective Amendment No. 2
                  Post-Effective Amendment No. 3
                  SEC File No. 33-60239
                  CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its Nationwide Variable Account (the "Separate Account"), this is to certify that the form of the Prospectus or Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No. 2 and 3 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-7452.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ BRIAN M. BACON

Brian M. Bacon
Counsel

cc:      Mr. Kevin Kirchoff
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